N-2	May 29, 2025
Prospectus [Line Items]
Document Period End Date	Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0002007649
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	497
Entity Registrant Name	Catalyst/Perini Strategic Income Fund